Segment Information (Details) - Schedule of Inter-Segment Eliminations’ Column - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Intellectuall Property [Member]
Schedule of Inter-Segment Eliminations’ Column [Line Items]
Revenue		$ 1,360,160	$ 4,061,148
Cost of Sales		(473,337)
Gain (loss) on foreign exchange		(149,743)	(55,988)
General and administrative expenses		(2,987,232)	(6,843,952)
Interest income		832,426	67,010
Fair value loss on embedded derivatives
Interest expense		(14,211)
Loss before tax		(1,431,936)	(2,771,782)
Segment assets		89,530,847	16,680,372
Segment liabilities, excluding Group debt		(5,503,999)
Convertible debentures and embedded derivative
Segment liabilities		(5,503,999)	(19,919,301)
Metals Extraction [Member]
Schedule of Inter-Segment Eliminations’ Column [Line Items]
Revenue		1,842,429	508,190
Cost of Sales
Gain (loss) on foreign exchange		100,316	136,254
General and administrative expenses		(4,725,235)	(4,153,889)
Interest income		504	202,610
Fair value loss on embedded derivatives
Interest expense		(716,310)	(91,668)
Loss before tax		(3,498,296)	(3,398,503)
Segment assets		201,479,407	94,240,787
Segment liabilities, excluding Group debt		(422,765,420)
Convertible debentures and embedded derivative
Segment liabilities		(422,765,420)	(26,715,324)
Corporatee [Member]
Schedule of Inter-Segment Eliminations’ Column [Line Items]
Revenue	[1]	1,082,151	814,173
Cost of Sales	[1]
Gain (loss) on foreign exchange	[1]	(11,048)	6,281
General and administrative expenses	[1]	(5,621,141)	(7,291,571)
Interest income	[1]	1,065,351	180
Fair value loss on embedded derivatives	[1]	(356,000)
Interest expense	[1]	(2,170,468)
Loss before tax	[1]	(6,011,155)	(6,470,937)
Segment assets	[1]	186,736,426	12,495,550
Segment liabilities, excluding Group debt	[1]	(4,688,928)
Convertible debentures and embedded derivative	[1]	(50,409,506)
Segment liabilities	[1]	(55,098,434)	(1,615,054)
Inter-Segment eliminations [Member]
Schedule of Inter-Segment Eliminations’ Column [Line Items]
Revenue		(4,235,090)	(4,876,763)
Cost of Sales		461,085
Gain (loss) on foreign exchange
General and administrative expenses		3,744,005	4,876,763
Interest income		(536,644)
Fair value loss on embedded derivatives
Interest expense		536,644
Loss before tax
Segment assets		(296,367,161)	(30,593,658)
Segment liabilities, excluding Group debt		420,871,087
Convertible debentures and embedded derivative
Segment liabilities		420,871,087	18,687,919
Operating Segments [Member]
Schedule of Inter-Segment Eliminations’ Column [Line Items]
Revenue		49,650	506,748
Cost of Sales		(12,252)
Gain (loss) on foreign exchange		(60,475)	86,547
General and administrative expenses		(9,559,603)	(13,412,649)
Interest income		1,361,638	269,800
Fair value loss on embedded derivatives		(356,000)
Interest expense		(2,364,345)	(91,668)
Loss before tax		(10,941,387)	(12,641,222)
Segment assets		181,379,519	92,823,051
Segment liabilities, excluding Group debt		(12,087,260)
Convertible debentures and embedded derivative		(50,409,506)
Segment liabilities		$ (62,496,766)	$ (29,561,759)

[1]	Lifezone Metals Limited, Lifezone Holdings Limited, Lifezone Services US, LLC and LZ Services Limited are grouped as a non-operating segment named “Corporate” and provide corporate functions, services to other entities in the group, financing and treasury operations, as well as stewardship activities.